CONTRIBUTED EQUITY (Tables)	12 Months Ended
Jun. 30, 2020
CONTRIBUTED EQUITY [Abstract]
Issued Capital
	Note		2020 US$	2019 US$
Issued capital
1,035,320,206 fully paid ordinary shares (2019: 670,380,352) (2018: 559,030,352)	12(a	)	74,877,325	48,853,707

(a)	Movements in issued capital

Details	Number of Ordinary Shares	Issue Price	US$
2020
Opening balance at July 1, 2019	670,380,352		48,853,707
Issue of shares – share placement (July 2019)	145,000,000	A$0.145	14,557,710
Issue of shares – U.S public offering (June 2020)	206,500,000	A$0.09	12,877,547
Issue of shares – exercise of incentive options	8,939,854	-	706,570
Issue of shares – non-executive directors	2,000,000	-	93,989
Issue of shares – conversion of performance rights	2,500,000	-	114,072
Share issue costs	-	-	(2,326,270)
Closing balance at June 30, 2020	1,035,320,206		74,877,325

2019
Opening balance at July 1, 2018	559,030,352		40,483,348
Issue of shares – share placement	111,000,000	A$0.11	8,831,759
Issue of shares – conversion of rights	350,000	-	48,465
Share issue costs	-	-	(509,865)
Closing balance at June 30, 2019	670,380,352		48,853,707